Goodwill and Other Intangible Assets - Changes in Goodwill and Other Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill, beginning balance		$ 2,046,820	$ 2,071,999
Additions		380,240	74,584
Divestitures		(115,731)
Impairments		0	0	$ 0
Foreign currency translation		(17,810)	(99,763)
Goodwill, ending balance	$ 2,293,519	2,293,519	2,046,820	2,071,999
Other Intangible Assets, Net
Other intangible assets, net, beginning balance		1,327,898	1,311,165
Additions		340,799	164,348
Divestitures		(89,030)
Amortization		(92,206)	(83,489)	(46,384)
Impairments		(2,194)
Foreign currency translation		6,830	(64,126)
Other intangible assets, net, ending balance	1,492,097	1,492,097	1,327,898	1,311,165
Business Products
Goodwill
Impairments	81,968
Accumulated impairment loss	81,968	81,968
Industrial
Goodwill
Goodwill, beginning balance		324,997	306,491
Additions		185,679	19,213
Divestitures		(115,437)
Impairments		0
Foreign currency translation		785	(707)
Goodwill, ending balance	396,024	396,024	324,997	306,491
Automotive
Goodwill
Goodwill, beginning balance		1,721,823	1,765,508
Additions		194,561	55,371
Divestitures		(294)
Impairments		0
Foreign currency translation		(18,595)	(99,056)
Goodwill, ending balance	$ 1,897,495	$ 1,897,495	$ 1,721,823	$ 1,765,508